Financial Assets at Fair Value through Profit or Loss and Financial Investments - Summary of Financial Assets at Fair Value Through Profit or Loss and Financial Investments (Details)
$ in Thousands, ₩ in Millions
	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	₩ 89,862,530	$ 62,207,974	₩ 79,450,093
Financial Investments [Abstract]
Financial investments	134,986,677	$ 93,445,486	131,009,464
Financial Assets At Fair Value Through Profit Or Loss, Category [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	89,862,530		79,450,093
Financial Assets At Fair Value Through Profit Or Loss, Category [Member] | Government and public bonds
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	12,700,497		13,389,804
Financial Assets At Fair Value Through Profit Or Loss, Category [Member] | Financial bonds
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	13,649,186		11,601,280
Financial Assets At Fair Value Through Profit Or Loss, Category [Member] | Corporate bonds
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	8,116,539		7,323,299
Financial Assets At Fair Value Through Profit Or Loss, Category [Member] | Asset-backed securities
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	30,000		39,444
Financial Assets At Fair Value Through Profit Or Loss, Category [Member] | Beneficiary certificates
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	24,898,393		20,644,681
Financial Assets At Fair Value Through Profit Or Loss, Category [Member] | Derivative-linked securities
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	2,161,288		1,924,109
Financial Assets At Fair Value Through Profit Or Loss, Category [Member] | Other debt securities
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	18,997,445		18,846,019
Financial Assets At Fair Value Through Profit Or Loss, Category [Member] | Other due from financial institutions
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	64,438		59,838
Financial Assets At Fair Value Through Profit Or Loss, Category [Member] | Others
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	412,279		158,519
Financial Assets At Fair Value Through Profit Or Loss, Category [Member] | Stocks
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	7,258,897		3,964,021
Financial Assets At Fair Value Through Profit Or Loss, Category [Member] | Other equity securities
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	342,556		311,316
Financial Assets At Fair Value Through Profit Or Loss, Category [Member] | Privately placed bonds
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	227,391		208,856
Financial Assets At Fair Value Through Profit Or Loss, Category [Member] | Other loans
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	1,003,621		978,907
Financial assets at fair value through other comprehensive income
Financial Investments [Abstract]
Financial assets at fair value through other comprehensive income	99,919,485		93,895,912
Financial assets at fair value through other comprehensive income | Government and public bonds
Financial Investments [Abstract]
Financial assets at fair value through other comprehensive income	43,782,588		38,108,213
Financial assets at fair value through other comprehensive income | Financial bonds
Financial Investments [Abstract]
Financial assets at fair value through other comprehensive income	23,991,331		26,091,249
Financial assets at fair value through other comprehensive income | Corporate bonds
Financial Investments [Abstract]
Financial assets at fair value through other comprehensive income	23,215,390		22,059,099
Financial assets at fair value through other comprehensive income | Asset-backed securities
Financial Investments [Abstract]
Financial assets at fair value through other comprehensive income	2,163,313		2,366,140
Financial assets at fair value through other comprehensive income | Other debt securities
Financial Investments [Abstract]
Financial assets at fair value through other comprehensive income	159,797		111,295
Financial assets at fair value through other comprehensive income | Stocks
Financial Investments [Abstract]
Financial assets at fair value through other comprehensive income	1,808,906		1,643,898
Financial assets at fair value through other comprehensive income | Equity investments
Financial Investments [Abstract]
Financial assets at fair value through other comprehensive income	16,144		9,410
Financial assets at fair value through other comprehensive income | Other equity securities
Financial Investments [Abstract]
Financial assets at fair value through other comprehensive income	2,786,933		2,059,980
Financial assets at fair value through other comprehensive income | Privately placed bonds
Financial Investments [Abstract]
Financial assets at fair value through other comprehensive income	1,995,083		1,446,628
Financial assets at amortized cost
Financial Investments [Abstract]
Financial assets at amortized cost	35,067,192		37,113,552
Financial assets at amortized cost | Government and public bonds
Financial Investments [Abstract]
Financial assets at amortized cost	4,944,116		6,029,059
Financial assets at amortized cost | Financial bonds
Financial Investments [Abstract]
Financial assets at amortized cost	13,817,271		12,761,712
Financial assets at amortized cost | Corporate bonds
Financial Investments [Abstract]
Financial assets at amortized cost	8,698,069		8,946,009
Financial assets at amortized cost | Asset-backed securities
Financial Investments [Abstract]
Financial assets at amortized cost	7,551,248		9,321,199
Financial assets at amortized cost | Other debt securities
Financial Investments [Abstract]
Financial assets at amortized cost	73,785		72,969
Financial assets at amortized cost | Allowances for credit losses
Financial Investments [Abstract]
Financial assets at amortized cost	₩ (17,297)		₩ (17,396)